ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2014
Receivables,Loans,Notes Receivable,And Others [Abstract]
Allowance for Credit Losses [Text Block]
NOTE 3 ALLOWANCE FOR LOAN LOSSES

The following tables provide information on the activity in the allowance for loan losses by portfolio segment for the periods indicated:

	Commercial	Real Estate	Consumer	Total
	(Amounts in thousands)
December 31, 2014
Beginning balance – January 1, 2014	$3,517	$235	$591	$4,343
Charge-offs	(430)	(32)	(140)	(602)
Recoveries	37	8	31	76
Net	(393)	(24)	(109)	(526)
Provision	216	66	27	309
Ending balance – December 31, 2014	$3,340	$277	$509	$4,126

December 31, 2013
Beginning balance – January 1, 2013	$3,175	$284	$582	$4,041
Charge-offs	(79)	(90)	(171)	(340)
Recoveries	52	8	51	111
Net	(27)	(82)	(120)	(229)
Provision	369	33	129	531
Ending Balance – December 31, 2013	$3,517	$235	$591	$4,343

December 31, 2012
Beginning balance – January 1, 2012	$2,849	$278	$652	$3,779
Charge-offs	(387)	(64)	(151)	(602)
Recoveries	12	0	54	66
Net	(375)	(64)	(97)	(536)
Provision	701	70	27	798
Ending Balance – December 31, 2012	$3,175	$284	$582	$4,041

The following table presents the allocation of the allowance for loan losses and the recorded investment in loans by portfolio segment at December 31, 2014, 2013 and 2012.

	Collectively Evaluated		Individually Evaluated		Total
(Dollars in thousands)	Allowance	Recorded	Allowance	Recorded	Allowance	Recorded
	for loan	investment	for loan	investment	for loan	investment
	losses	in loans	losses	in loans	losses	in loans
December 31, 2014
Commercial	$3,038	$219,680	$302	$5,828	$3,340	$225,508
Real estate	277	22,183	0	0	277	22,183
Consumer	509	31,460	0	0	509	31,460
Total	$3,824	$273,323	$302	$5,828	$4,126	$279,151

December 31, 2013
Commercial	$2,993	$205,374	$524	$10,924	$3,517	$216,298
Real estate	235	18,806	0	0	235	18,806
Consumer	591	34,864	0	0	591	34,864
Total	$3,819	$259,044	$524	$10,924	$4,343	$269,968

December 31, 2012
Commercial	$2,618	$181,490	$557	$12,056	$3,175	$193,546
Real estate	284	16,129	0	0	284	16,129
Consumer	582	37,669	0	0	582	37,669
Total	$3,484	$235,288	$557	$12,056	$4,041	$247,344